Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Income Tax Disclosure [Line Items]
Income tax expense	$ 2,101,000	$ 2,303,000	$ 6,995,000	$ 3,977,000	$ 925,000
Undistributed earnings of foreign subsidiaries			$ 42,000,000
Ownership change, description			An "ownership change" is generally defined as any change in ownership of more than 50% of a corporation's stock over a rolling three-year period by stockholders that own (directly or indirectly) 5% or more of the stock of a corporation, or arising from a new issuance of stock by a corporation.
Uncertain tax positions of accrued interest and penalties related to unrecognized tax benefits			$ 0
Income tax examinations, description			The Company operates in and files income tax returns in various jurisdictions in China, Mexico, Turkey and the U.S., which are subject to examination by tax authorities. With few exceptions, the Company is no longer subject to income tax examinations for years before 2010.
Pre-ownership Change [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward						$ 25,600,000
Net operating loss carryforward subject to annual limitation on use						$ 4,300,000
Turkey [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward amount not subject to expiration			$ 300,000
U.S. Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward			$ 57,500,000
Net operating loss carryforwards expiration year			2036
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward			$ 77,200,000
Net operating loss carryforwards expiration year			2036
Foreign [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards			$ 2,600,000
Foreign [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax credits carryforward expiration year			2024
Foreign [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax credits carryforward expiration year			2026